Fair Value of Measurements (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value of Measurements
Fair value of assets transferred from level 1 to 2	$ 0		$ 0				$ 0
Fair value of assets transferred from level 2 to 1	0		0				0
Fair value assets transferred into (out of) level 3	0		0				0
Decrease in fair value of derivative warrant liabilities	$ 236,070	$ (1,605,330)	$ (2,691,270)	$ (4,296,600)	$ (4,863,180)	$ (5,665,840)	$ (5,146,470)